First Trust Emerging Markets Human Flourishing ETF Shareholder Fees	Sep. 30, 2025
First Trust Emerging Markets Human Flourishing ETF | First Trust Emerging Markets Human Flourishing ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%